                       SEMIANNUAL REPORT JANUARY 31, 2000


                                  OPPENHEIMER

                                 CASH RESERVES
                                    [PHOTO]

                            [OPPENHEIMERFUNDS LOGO]
                            THE RIGHT WAY TO INVEST

CONTENTS

 1 President's Letter

 3 An Interview
   with Your Fund's Managers

 6 Financial
   Statements

21 Officers and Trustees


REPORT HIGHLIGHTS
--------------------------------------------------------------------------------

MONEY MARKET RETURNS WERE GENERALLY HIGHER THAN THE YIELDS REPORTED ONE YEAR AGO, primarily because of higher short-term interest rates during the reporting period.

CONSISTENT WITH MAINTAINING LIQUIDITY AND PRESERVING CAPITAL, we generally found the most attractive yields in high-quality asset-backed commercial paper.

CURRENT YIELD

For the 7-Day Period
Ended 1/31/00*

Class A
With                Without
Compounding         Compounding

5.04%               4.92%


Class B
With                Without
Compounding         Compounding

4.50%               4.40%


Class C
With                Without
Compounding         Compounding

4.34%               4.25%




NOT FDIC INSURED.
NO BANK GUARANTEE.
MAY LOSE VALUE.

1. See page 5 for further details.

PRESIDENT'S LETTER
--------------------------------------------------------------------------------

[PHOTE][PHOTO]

JAMES C. SWAIN
Chairman
Oppenheimer
Cash Reserves

BRIDGET A. MACASKILL
President
Oppenheimer
Cash Reserves

DEAR SHAREHOLDER,

        Whenever a new year begins--let alone a new decade or century--it makes sense to pause a moment to assess where we've been and where we're going.

        In retrospect, U.S. stocks and bonds in 1999 were subject to sudden and substantial swings in investor sentiment because of economic uncertainty. When the year began, investors were concerned that growth in the United States might slow in response to economic weakness overseas. At mid-year, investors were concerned that the economy was too strong, potentially rekindling inflationary pressures. Yet, by year end, it became clearer that while the U.S. economy grew robustly in 1999, inflation remained at low levels. Indeed, investors appeared more comfortable with the economy after the Federal Reserve Board demonstrated its inflation-fighting resolve by raising interest rates three times between June and November.

        As is normal in a rising-interest-rate environment, bond prices generally declined in 1999, led lower by U.S. Treasury bonds. In the stock market, while most major indices advanced, strong performance was mostly limited to a handful of large-capitalization growth companies, principally in the technology arena. Smaller and value-oriented stocks provided particularly lackluster returns, and overall, foreign stocks outperformed U.S. stocks in 1999.

        Looking forward, we expect the U.S. economy to remain on a moderate-growth, low-inflation course. As recent revisions of 1999's economic statistics demonstrated, the economy has defied many analysts' forecasts by growing at a strong rate, which should be positive for the bond market. Similarly, positive economic forces could help the stock market's performance broaden to include value-oriented and smaller stocks.


                          1 OPPENHEIMER CASH RESERVES

PRESIDENT'S LETTER
-------------------------------------------------------------------------------
We see particularly compelling opportunities outside of the U.S. market. Many foreign stocks also ended 1999 more attractively valued than large-cap U.S. stocks, and economic trends in overseas markets could lead to higher stock prices. In Europe, corporate restructuring has just begun, giving companies there the same potential for cost-cutting and productivity improvements that U.S. companies enjoyed 10 years ago. In Japan and Asia, economic recovery is expected to gain strength, which could allow stocks to rally from relatively low levels.

        Another 1999 trend that should remain in force in 2000 is the growth of businesses related to the Internet. The rise of e-commerce has been good for consumers and the economy because of greater price competition, which has helped keep inflation under control. The Internet has also been good for investors, as even companies with no earnings have seen their stock prices soar. Clearly, while the Internet is here to stay, not all "dot-com" companies will survive, and many of these high-flying Internet stocks will eventually--and perhaps very suddenly--return to more reasonable levels. The long-term winners are most likely to be companies that support the Internet's growth with content or infrastructure.

        What else is in store for investors in 2000? While we do not have an infallible crystal ball, we believe that in almost any investment environment, consistent success stems from an unwavering focus on fundamental investment principles such as maintaining a long-term perspective, using diversification to manage risks, and availing oneself of the services of a knowledgeable financial advisor. Indeed, these principles serve as the foundation for every investment we offer, helping to make OppenheimerFunds The Right Way to Invest in 2000 and beyond.

Sincerely,

/s/JAMES C. SWAIN                      /s/BRIDGET A. MACASKILL

James C. Swain                         Bridget A. Macaskill
February 22, 2000


These general market views represent opinions of OppenheimerFunds, Inc. and are not intended to predict or depict performance of any particular fund. Specific discussion, as it applies to your Fund, is contained in the pages that follow.

                          2 OPPENHEIMER CASH RESERVES

AN INTERVIEW WITH YOUR FUND'S MANAGERS
--------------------------------------------------------------------------------

Q. HOW HAS THE FUND PERFORMED OVER THE PAST SIX MONTHS?

A. Over the six-month period that ended January 31, 2000, Oppenheimer Cash Reserves maintained a stable share price of $1.00 per share, while continuing to provide its investors with a steady stream of income. For the seven-day period that ended January 31, 2000, the Fund's compounded current yield for Class A shares was 5.04%.(1) Without compounding, the corresponding yield for Class A shares was 4.92%. These returns were generally higher than the yields reported one year ago, primarily because of higher short-term interest rates during the reporting period.

HOW DID THE ROBUST U.S. ECONOMY AFFECT INTEREST RATES?

When the reporting period began, the Federal Reserve had just initiated the first interest-rate increases of 1999. The rate hike was a pre-emptive response to concerns that stronger than expected economic growth might rekindle long-dormant inflationary pressures. These concerns were fueled by positive economic news from overseas, where the worst of the economic malaise appeared to be over for Japan, Asia and Latin America, and within the United States, where unemployment reached historical lows and consumers appeared to be spending more than they were earning. The Federal Reserve Board subsequently raised interest rates twice more during the summer and fall, effectively offsetting all of 1998's rate cuts.

DID Y2K INFLUENCE THE MONEY MARKETS AT ALL?

Yes. The money markets were affected by Y2K-related worries. Although the investment community's consensus opinion appeared to be that the U.S. financial system was prepared for the advent of the year 2000, many issuers decided to play it safe by issuing relatively longer term money market securities


1. See page 5 for further details.

                          3 OPPENHEIMER CASH RESERVES

"In preparation for the advent of the year 2000, many issuers decided to play it safe by issuing longer term money market securities over the summer and early fall of 1999."

AN INTERVIEW WITH YOUR FUND'S MANAGERS
--------------------------------------------------------------------------------

over the summer and early fall of 1999. These securities generally featured maturity dates in January and February of 2000, reducing the need for issuers to return to the marketplace close to year-end 1999. However, because so many issuers came to market at the same time, they were compelled to increase their securities' yields in order to attract investor interest. Money market fund shareholders generally benefited from these higher yields.

HOW DID YOU MANAGE THE FUND IN SUCH AN ENVIRONMENT?

Under these market conditions, we focused primarily on enhancing the Fund's yield in a way that was consistent with maintaining liquidity and preserving capital. We generally found the most attractive yields in high-quality asset-backed commercial paper. The asset-backed commercial paper market has grown tremendously over the past several years, but we have invested only in highly liquid securities from seasoned issuers who have passed our rigorous credit analysis. We also found attractive income opportunities in commercial paper issued by financial companies, such as high-quality insurers and banks. On the other hand, we found few opportunities in U.S. Treasury bills, which were in relatively short supply because of the federal budget surplus.

WHAT IS YOUR OUTLOOK OVER THE COMING MONTHS?

We expect the U.S. economy to remain strong over the next several months, which may prompt the Federal Reserve Board to increase interest rates further. Regardless of the direction of interest rates over the coming months, we will continue to search for attractive yield while prudently keeping your objectives of safety and liquidity first in mind. This is part of our commitment to keep Oppenheimer Cash Reserves an important part of The Right Way to Invest.

                          4 OPPENHEIMER CASH RESERVES

NOTES
-------------------------------------------------------------------------------
IN REVIEWING PERFORMANCE, PLEASE REMEMBER THAT PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. YIELDS WILL FLUCTUATE. AN INVESTMENT IN THE FUND IS NOT INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

Compounded yields assume reinvestment of dividends.

                          5 OPPENHEIMER CASH RESERVES

STATEMENT OF INVESTMENTS  January 31, 2000 / Unaudited
-------------------------------------------------------------------------------

                                                                                         FACE               VALUE
                                                                                       AMOUNT          SEE NOTE 1
==================================================================================================================
 DIRECT BANK OBLIGATIONS--3.9%
------------------------------------------------------------------------------------------------------------------
 Deutsche Bank AG:
 5.88%, 3/29/00                                                                  $  8,200,000        $  8,200,532
------------------------------------------------------------------------------------------------------------------
 U.S. Bank NA Minneapolis:
 5.96%, 3/22/001                                                                   15,000,000          15,000,000
                                                                                                     -------------

 Total Direct Bank Obligations                                                                         23,200,532

==================================================================================================================
 LETTERS OF CREDIT--0.9%
------------------------------------------------------------------------------------------------------------------
 Dresdner Bank AG, guaranteeing commercial paper of Louis Dreyfus Corp., Series
 DR1:
 5.67%, 2/17/00                                                                     5,000,000           4,987,400
==================================================================================================================
 SHORT-TERM NOTES--97.4%
------------------------------------------------------------------------------------------------------------------
 AEROSPACE/DEFENSE-3.4%
 British Aerospace North America, Inc.:
 6.14%, 3/8/00(1)                                                                  20,000,000          19,877,200
------------------------------------------------------------------------------------------------------------------
 ASSET-BACKED--25.2%
 Asset Backed Capital Finance, Inc.:
 5.95%, 2/14/00(1)                                                                  6,200,000           6,186,679
------------------------------------------------------------------------------------------------------------------
 Asset-Securitization Cooperative:
 5.82%, 2/24/00(1)                                                                 14,000,000          13,947,586
------------------------------------------------------------------------------------------------------------------
 Beta Finance, Inc.:
 5.75%, 3/3/001                                                                     5,000,000           4,975,243
 5.81%, 3/10/00(1)                                                                 10,000,000           9,938,672
------------------------------------------------------------------------------------------------------------------
 Breeds Hill Capital Co. LLC, Series A:
 5.95%, 2/25/00(1)                                                                 10,000,000           9,960,333
------------------------------------------------------------------------------------------------------------------
 Cooperative Assn. of Tractor Dealers, Inc., Series A:
 6.30%, 2/15/00                                                                    11,241,000          11,213,460
------------------------------------------------------------------------------------------------------------------
 Corporate Asset Funding Co., Inc.:
 5.80%, 2/17/00(1)                                                                 15,000,000          14,961,333
------------------------------------------------------------------------------------------------------------------
 Eureka Securitization, Inc.:
 5.85%, 4/12/00(1)                                                                 10,000,000           9,884,625
------------------------------------------------------------------------------------------------------------------
 Lexington Parker Capital Co. LLC:
 5.92%, 3/17/00(1)                                                                  5,000,000           4,963,000
 6%, 3/2/001                                                                       10,300,000          10,248,500
------------------------------------------------------------------------------------------------------------------
 Moat Funding LLC:
 5.80%, 3/9/00(1)                                                                   5,000,000           4,970,194

                          6 OPPENHEIMER CASH RESERVES


                                                                                         FACE               VALUE
                                                                                       AMOUNT          SEE NOTE 1
==================================================================================================================
 ASSET-BACKED Continued
 Moriarty Ltd.:
 5.88%, 4/25/00(1)                                                                $ 9,000,000        $  8,876,520
------------------------------------------------------------------------------------------------------------------
 Park Avenue Receivables Corp.:
 5.92%, 2/14/00(1)                                                                 10,000,000           9,978,622
------------------------------------------------------------------------------------------------------------------
 Preferred Receivables Funding Corp.:
 5.88%, 2/29/00(1)                                                                 15,000,000          14,931,400
------------------------------------------------------------------------------------------------------------------
 Sigma Finance, Inc.:
 5.87%, 4/10/00(1)                                                                  6,000,000           5,932,495
 5.95%, 3/24/00(1)                                                                  8,000,000           7,931,244
                                                                                                     -------------
                                                                                                      148,899,906

------------------------------------------------------------------------------------------------------------------
 AUTOMOTIVE--2.5%
 BMW US Capital Corp.:
 6.01%, 3/21/00                                                                    15,000,000          14,877,296
------------------------------------------------------------------------------------------------------------------
 BANKS--1.7%
 Credit Suisse First Boston, Inc.:
 5.79%, 2/8/00(1)                                                                  10,000,000           9,988,742
------------------------------------------------------------------------------------------------------------------
 BROKER/DEALERS--9.2% Banc of America Securities LLC:
 6.013%, 2/1/00(2)                                                                 15,000,000          15,000,000
------------------------------------------------------------------------------------------------------------------
 Bear Stearns Cos., Inc.:
 5.923%, 2/7/00(2)                                                                  6,000,000           6,001,044
------------------------------------------------------------------------------------------------------------------
 Goldman Sachs Group LP Promissory Note:
 6.01%, 3/27/00(3)                                                                  7,500,000           7,500,000
------------------------------------------------------------------------------------------------------------------
 Goldman Sachs Group LP, Series A:
 6.281%, 3/27/00(2,3)                                                              10,000,000          10,001,714
------------------------------------------------------------------------------------------------------------------
 Merrill Lynch & Co., Inc.:
 5.85%, 2/7/00-3/15/00                                                             14,000,000          13,932,237
------------------------------------------------------------------------------------------------------------------
 Morgan Stanley, Dean Witter & Co.:
 5.812%, 6/8/00(2)                                                                  1,700,000           1,700,000
                                                                                                      ------------
                                                                                                       54,134,995

------------------------------------------------------------------------------------------------------------------
 BUILDING MATERIALS--1.7%
 Compagnie de Saint-Gobain:
 5.84%, 4/25/00(1)                                                                 10,000,000           9,863,733
------------------------------------------------------------------------------------------------------------------
 COMMERCIAL FINANCE--9.8%
 Caterpillar Financial Services Corp.:
 5.71%, 3/14/00                                                                     5,000,000           4,966,692
 6.10%, 4/3/00                                                                     10,000,000           9,894,944
------------------------------------------------------------------------------------------------------------------
 CIT Group, Inc.:
 5.84%, 4/26/00                                                                    10,000,000           9,862,111

                          7 OPPENHEIMER CASH RESERVES

 STATEMENT OF INVESTMENTS  Unaudited/Continued
-------------------------------------------------------------------------------

                                                                                         FACE               VALUE
                                                                                       AMOUNT          SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------
 COMMERCIAL FINANCE Continued
 Countrywide Home Loans:
 6.20%, 2/16/00                                                                   $ 7,000,000         $ 6,983,375
-----------------------------------------------------------------------------------------------------------------
 FINOVA Capital Corp.:
 5.55%, 2/3/00                                                                      6,000,000           5,998,150
-----------------------------------------------------------------------------------------------------------------
 Heller Financial, Inc.:
 5.85%, 3/10/00                                                                     5,000,000           4,969,125
-----------------------------------------------------------------------------------------------------------------
 Heller Financial, Inc., Series H:
 6.33%, 3/1/00(2)                                                                   5,000,000           5,001,359
-----------------------------------------------------------------------------------------------------------------
 Homeside Lending, Inc.:
 5.86%, 2/3/00                                                                     10,000,000           9,996,728
                                                                                                      -----------

                                                                                                       57,672,484



-----------------------------------------------------------------------------------------------------------------
 CONSUMER FINANCE--2.0%
 American Express Credit Corp.:
 5.60%, 2/4/00                                                                     12,000,000          11,994,400
-----------------------------------------------------------------------------------------------------------------
 CONSUMER SERVICES--0.3%
 Prudential Funding Corp.:
 5.84%, 4/19/00                                                                     2,000,000           1,974,693
-----------------------------------------------------------------------------------------------------------------
 DIVERSIFIED FINANCIAL--13.0%
 Associates Corp. of North America:
 5.84%, 2/1/00                                                                     15,990,000          15,990,000
-----------------------------------------------------------------------------------------------------------------
 Ford Motor Credit Co.:
 5.58%, 2/22/00                                                                    12,000,000          11,960,380
-----------------------------------------------------------------------------------------------------------------
 General Electric Capital Corp.:
 5.90%, 3/13/00                                                                    10,000,000           9,932,806
-----------------------------------------------------------------------------------------------------------------
 General Electric Capital Services:
 5.83%, 3/16/00                                                                    10,000,000           9,928,744
-----------------------------------------------------------------------------------------------------------------
 General Motors Acceptance Corp.:
 5.78%, 2/2/00                                                                     14,000,000          13,997,752
-----------------------------------------------------------------------------------------------------------------
 National Rural Utilities Cooperative Finance Corp.:
 5.80%, 4/4/00                                                                     15,000,000          14,847,750
                                                                                                      -----------
                                                                                                       76,657,432

-----------------------------------------------------------------------------------------------------------------
 DIVERSIFIED MEDIA--2.5%
 Omnicom Finance, Inc.:
 5.72%, 2/8/00(1)                                                                   5,000,000           4,994,439
 5.73%, 2/16/00(1)                                                                 10,000,000           9,976,125
                                                                                                      -----------
                                                                                                       14,970,564

                          8 OPPENHEIMER CASH RESERVES


                                                                                         FACE               VALUE
                                                                                       AMOUNT          SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------
 ELECTRIC UTILITIES--1.5%
 Southern California Edison:
 5.74%, 3/20/00                                                                   $ 9,000,000         $ 8,931,120
-----------------------------------------------------------------------------------------------------------------
 GAS UTILITIES--2.5%
 Centrica plc:
 5.90%, 4/26/00(1)                                                                 15,000,000          14,791,042
-----------------------------------------------------------------------------------------------------------------
 INSURANCE--6.8%
 AIG Life Insurance Co.:
 5.828%, 2/1/00(2,3)                                                                7,000,000           7,000,000
-----------------------------------------------------------------------------------------------------------------
 Metropolitan Life Insurance Co.:
 6.077%, 2/1/00(2)                                                                 13,000,000          13,000,000
-----------------------------------------------------------------------------------------------------------------
 Pacific Life Insurance Co.:
 6.329%, 2/1/00(2,3)                                                                5,000,000           5,000,000
-----------------------------------------------------------------------------------------------------------------
 Protective Life Insurance Co.:
 5.857%, 2/1/00(2)                                                                  5,000,000           5,000,000
-----------------------------------------------------------------------------------------------------------------
 Prudential Insurance Co. of America:
 6.04%, 4/3/00(2)                                                                  10,000,000          10,000,000
                                                                                                     ------------
                                                                                                       40,000,000

-----------------------------------------------------------------------------------------------------------------
 LEASING & FACTORING--1.7%
 American Honda Finance Corp.:
 5.84%, 4/19/00                                                                    10,000,000           9,873,467
-----------------------------------------------------------------------------------------------------------------
 MANUFACTURING--1.7%
 Eaton Corp.:
 5.95%, 4/3/00(1)                                                                  10,000,000           9,897,528
-----------------------------------------------------------------------------------------------------------------
 OIL: DOMESTIC--4.7%
 Equilon Enterprises LLC:
 5.71%, 2/1/00                                                                     20,000,000          20,000,000
-----------------------------------------------------------------------------------------------------------------
 Motiva Enterprises LLC:
 5.72%, 3/24/00                                                                     8,000,000           7,933,902
                                                                                                     ------------
                                                                                                       27,933,902

-----------------------------------------------------------------------------------------------------------------
 PHOTOGRAPHY--1.7%
 Eastman Kodak Co.:
 5.90%, 4/20/00                                                                    10,000,000           9,870,528
-----------------------------------------------------------------------------------------------------------------
 SPECIAL PURPOSE FINANCIAL--3.3%
 KZH-KMS Corp.:
 5.83%, 3/29/00(1)                                                                 10,000,000           9,907,692
 5.86%, 4/6/00(1)                                                                  10,000,000           9,894,194
                                                                                                     ------------
                                                                                                       19,801,886

                          9 OPPENHEIMER CASH RESERVES

 STATEMENT OF INVESTMENTS Unaudited/Continued
--------------------------------------------------------------------------------

                                                                                         FACE               VALUE
                                                                                       AMOUNT          SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------
 TELECOMMUNICATIONS: TECHNOLOGY--2.2%
 GTE Corp., Series A:
 6.155%, 3/13/00(2)                                                               $13,000,000      $   12,996,982
                                                                                                     ------------
 Total Short-Term Notes                                                                               575,007,900

=================================================================================================================
 U.S. GOVERNMENT AGENCIES--0.8%
-----------------------------------------------------------------------------------------------------------------
 Federal Home Loan Mortgage Corp.:
 5.66%, 3/7/00                                                                      5,000,000           4,972,486
-----------------------------------------------------------------------------------------------------------------
 TOTAL INVESTMENTS, AT VALUE                                                            103.0%        608,168,318
-----------------------------------------------------------------------------------------------------------------
 LIABILITIES IN EXCESS OF OTHER ASSETS                                                   (3.0)        (17,802,591
                                                                                     ----------------------------
 NET ASSETS                                                                             100.0%       $590,365,727
                                                                                     ============================



 FOOTNOTES TO STATEMENT OF INVESTMENTS



 Short-term notes, direct bank obligations and letters of credit are generally traded on a discount basis; the interest rate is the discount rate received by the Fund at the time of purchase. Other securities normally bear interest at the rates shown.

 1. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $251,877,141 or 42.66% of the Fund's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.

 2. Represents the current interest rate for a variable or increasing rate security.

 3. Represents a restricted security which is considered illiquid, by virtue of the absence of a readily available market or because of legal or contractual restrictions on resale. Such securities amount to $29,501,714, or 4.99% of the Fund's net assets. The Fund may not invest more than 10% of its net assets (determined at the time of purchase) in illiquid securities.

 See accompanying Notes to Financial Statements.

                          10 OPPENHEIMER CASH RESERVES

 STATEMENT OF ASSETS AND LIABILITIES  Unaudited
-------------------------------------------------------------------------------

  January 31, 2000
=================================================================================================================
 ASSETS

 Investments, at value--see accompanying statement                                                 $  608,168,318
-----------------------------------------------------------------------------------------------------------------
 Cash                                                                                                     429,627
-----------------------------------------------------------------------------------------------------------------
 Receivables and other assets:
 Shares of beneficial interest sold                                                                     7,899,627
 Interest                                                                                                 984,861
 Other                                                                                                     82,121
                                                                                                     ------------
 Total assets                                                                                         617,564,554
=================================================================================================================
 LIABILITIES

 Payables and other liabilities:
 Shares of beneficial interest redeemed                                                                26,455,570
 Dividends                                                                                                621,322
 Distribution and service plan fees                                                                        52,745
 Other                                                                                                     69,190
                                                                                                     ------------
 Total liabilities                                                                                     27,198,827
=================================================================================================================
 NET ASSETS                                                                                          $590,365,727
                                                                                                     ============
=================================================================================================================
 COMPOSITION OF NET ASSETS
 Paid-in capital                                                                                     $590,365,336
-----------------------------------------------------------------------------------------------------------------
 Accumulated net realized gain on investment transactions                                                     391
                                                                                                     ------------
 Net assets                                                                                          $590,365,727
                                                                                                    =============
=================================================================================================================
 NET ASSET VALUE PER SHARE

 Class A Shares:
 Net asset value, redemption price and offering price per share (based on net
 assets of $308,001,693 and 308,059,972 shares of beneficial interest outstanding)                          $1.00
-----------------------------------------------------------------------------------------------------------------

 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $229,410,669
 and 229,407,619 shares of beneficial interest outstanding)                                                 $1.00
-----------------------------------------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $52,953,365
 and 52,952,415 shares of beneficial interest outstanding)                                                  $1.00



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          11 OPPENHEIMER CASH RESERVES

 STATEMENT OF OPERATIONS  UNAUDITED
-------------------------------------------------------------------------------

 For the Six Months Ended January 31, 2000
==================================================================================================================
 INVESTMENT INCOME

 Interest                                                                                           $  17,939,055

==================================================================================================================
 EXPENSES

 Management fees                                                                                        1,503,572
------------------------------------------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                                                                  299,687
 Class B                                                                                                  957,866
 Class C                                                                                                  238,617
------------------------------------------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees                                                            820,913
------------------------------------------------------------------------------------------------------------------
 Registration and filing fees                                                                             209,607
------------------------------------------------------------------------------------------------------------------
 Custodian fees and expenses                                                                               11,379
------------------------------------------------------------------------------------------------------------------
 Trustees' compensation                                                                                     1,103
------------------------------------------------------------------------------------------------------------------
 Other                                                                                                    110,361
                                                                                                      -----------
 Total expenses                                                                                         4,153,105
 Less expenses paid indirectly                                                                             (1,364)
                                                                                                      -----------
 Net expenses                                                                                           4,151,741

==================================================================================================================
 NET INVESTMENT INCOME                                                                                 13,787,314
==================================================================================================================
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                  13,787,314
                                                                                                      ============

See accompanying Notes to Financial Statements.


                          12 OPPENHEIMER CASH RESERVES

 STATEMENTS OF CHANGES IN NET ASSETS
 -------------------------------------------------------------------------------

                                                                                       6 MOS.                YEAR
                                                                                        ENDED               ENDED
                                                                                JAN. 31, 2000            JULY 31,
                                                                                  (UNAUDITED)                1999
==================================================================================================================
 OPERATIONS

 Net investment income                                                        $    13,787,314     $    17,971,444
------------------------------------------------------------------------------------------------------------------
 Net realized gain                                                                         --               5,386
                                                                              ------------------------------------
 Net increase in net assets resulting from operations                              13,787,314          17,976,830

==================================================================================================================
 DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS

 Dividends from net investment income:
 Class A                                                                           (7,242,906)        (10,360,549)
 Class B                                                                           (5,235,532)         (6,243,315)
 Class C                                                                           (1,308,876)         (1,367,580)

==================================================================================================================
 BENEFICIAL INTEREST TRANSACTIONS

 Net increase in net assets resulting from beneficial interest transactions:
 Class A                                                                           43,369,782          54,152,037
 Class B                                                                           25,329,205         124,074,884
 Class C                                                                            3,345,890          31,505,887

==================================================================================================================
 NET ASSETS

 Total increase                                                                    72,044,877         209,738,194
------------------------------------------------------------------------------------------------------------------
 Beginning of period                                                              518,320,850         308,582,656
                                                                                ----------------------------------
 End of period                                                                   $590,365,727        $518,320,850
                                                                                ==================================

See accompanying Notes to Financial Statements.


                          13 OPPENHEIMER CASH RESERVES

FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

                                                 6 MOS.                                          YEAR         YEAR
                                                  ENDED                                         ENDED        ENDED
                                          JAN. 31, 2000                                      JULY 31,     DEC. 31,
 CLASS A                                    (UNAUDITED)       1999        1998        1997       1996(1)      1995
==================================================================================================================
 PER SHARE OPERATING DATA

 Net asset value, beginning of period             $1.00      $1.00       $1.00       $1.00      $1.00       $1.00
------------------------------------------------------------------------------------------------------------------

 Income from investment operations--net
 investment income and net realized gain            .02        .04         .04         .04        .03         .05

 Dividends and/or distributions
 to shareholders                                   (.02)      (.04)       (.04)       (.04)      (.03)       (.05)
------------------------------------------------------------------------------------------------------------------

 Net asset value, end of period                   $1.00      $1.00       $1.00       $1.00      $1.00       $1.00
                                                  ================================================================
==================================================================================================================
 TOTAL RETURN(2)                                   2.37%      4.30%       4.61%       4.41%      2.68%       4.84%

==================================================================================================================
 RATIOS/SUPPLEMENTAL DATA

 Net assets, end of period (in thousands)      $308,002   $264,632    $210,477    $172,970   $170,031    $148,529
------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)             $305,144   $245,622    $186,795    $179,948   $149,889    $105,349
------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income                             4.69%      4.22%       4.48%       4.33%      4.47%       4.71%
 Expenses                                          1.05%      1.10%       1.28%(4)    1.29%(4)   1.06%(4)    1.36%(4)

 1. For the seven months ended July 31, 1996. The Fund changed its fiscal year end from December 31 to July 31.

 2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total returns reflect changes in net investment income only.

 3. Annualized for periods of less than one full year.

 4. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.

See accompanying Notes to Financial Statements.

                          14 OPPENHEIMER CASH RESERVES


                                                 6 MOS.                                          YEAR        YEAR
                                                  ENDED                                         ENDED       ENDED
                                          JAN. 31, 2000                                      JULY 31,     DEC 31,
 CLASS B                                    (UNAUDITED)       1999        1998        1997       1996(1)     1995
==================================================================================================================
 PER SHARE OPERATING DATA

 Net asset value, beginning of period             $1.00      $1.00       $1.00       $1.00      $1.00       $1.00
------------------------------------------------------------------------------------------------------------------

 Income from investment operations-net
 investment income and net realized gain            .02        .04         .04         .04        .02         .04

 Dividends and/or distributions
 to shareholders                                   (.02)      (.04)       (.04)       (.04)      (.02)       (.04)
------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                   $1.00      $1.00       $1.00       $1.00      $1.00       $1.00
                                                  ================================================================


==================================================================================================================
 TOTAL RETURN(2)                                  2.08%      3.72%       3.98%       3.82%      2.35%       4.26%

==================================================================================================================
 RATIOS/SUPPLEMENTAL DATA

 Net assets, end of period (in thousands)      $229,411   $204,081     $80,005     $54,009    $85,573     $37,378
------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)             $253,626   $170,068     $73,003     $67,333    $49,226     $35,360
------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income                             4.14%      3.67%       3.93%       3.78%      3.91%       4.15%
 Expenses                                          1.60%      1.65%       1.83%(4)    1.84%(4)   1.61%(4)    1.92%(4)


 1. For the seven months ended July 31, 1996. The Fund changed its fiscal year end from December 31 to July 31.

 2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total returns reflect changes in net investment income only.

 3. Annualized for periods of less than one full year.

 4. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.

 See accompanying Notes to Financial Statements.


                          15 OPPENHEIMER CASH RESERVES

 FINANCIAL HIGHLIGHTS  Continued
 -------------------------------------------------------------------------------

                                                 6 MOS.                                          YEAR        YEAR
                                                  ENDED                                         ENDED       ENDED
                                          JAN. 31, 2000                                      JULY 31,     DEC 31,
 CLASS C                                    (UNAUDITED)       1999        1998        1997       1996(1)     1995
==================================================================================================================
 PER SHARE OPERATING DATA

 Net asset value, beginning of period             $1.00      $1.00       $1.00       $1.00      $1.00       $1.00
------------------------------------------------------------------------------------------------------------------
 Income from investment operations--net
 investment income and net realized gain            .02        .04         .04         .04        .02         .04

 Dividends and/or distributions
 to shareholders                                   (.02)      (.04)       (.04)       (.04)      (.02)       (.04)
------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                   $1.00      $1.00       $1.00       $1.00      $1.00       $1.00
                                                 =================================================================

==================================================================================================================
 TOTAL RETURN(2)                                   2.08%      3.73%       3.99%       3.84%      2.35%       4.21%

==================================================================================================================
 RATIOS/SUPPLEMENTAL DATA

 Net assets, end of period (in thousands)       $52,953    $49,607     $18,101     $ 9,125   $ 11,717      $5,024
------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)              $63,221    $37,244     $15,297     $10,930   $  6,333      $6,040
------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income                             4.15%      3.67%       3.94%       3.78%      3.91%       4.12%
 Expenses                                          1.60%      1.65%      1.83%(4)     1.85%(4)   1.61%(4)    1.97%(4)




 1. For the seven months ended July 31, 1996. The Fund changed its fiscal year end from December 31 to July 31.

 2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total returns reflect changes in net investment income only.

 3. Annualized for periods of less than one full year.

 4. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.

 See accompanying Notes to Financial Statements.


                          16 OPPENHEIMER CASH RESERVES

NOTES TO FINANCIAL STATEMENTS  Unaudited
================================================================================
1. SIGNIFICANT ACCOUNTING POLICIES
Oppenheimer Cash Reserves (the Fund) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to seek the maximum current income that is consistent with stability of principal. The Fund seeks to achieve this objective by investing in money market securities meeting specified quality standards. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

         The Fund offers Class A, Class B and Class C shares. Class B and Class C shares are sold without an initial sales charge but may be subject to a contingent deferred sales charge (CDSC). All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes A, B and C shares have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.
-------------------------------------------------------------------------------
SECURITIES VALUATION. Portfolio securities are valued on the basis of amortized cost, which approximates market value.
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.
-------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
 -------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income or excise tax provision is required.
-------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

                          17 OPPENHEIMER CASH RESERVES

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
===============================================================================
 1. SIGNIFICANT ACCOUNTING POLICIES  Continued

 EXPENSE OFFSET ARRANGEMENTS. Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.

-------------------------------------------------------------------------------
 OTHER. Investment transactions are accounted for as of trade date. Realized gains and losses on investments are determined on an identified cost basis, which is the same basis used for federal income tax purposes.

         The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
================================================================================
 2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                               6 MOS. ENDED JAN. 31, 2000                YEAR ENDED JULY 31, 1999
                                               SHARES              AMOUNT              SHARES              AMOUNT
-------------------------------------------------------------------------------------------------------------------
 CLASS A
 Sold                                     470,736,436      $  470,736,436         815,693,381      $  815,693,381
 Dividends and/or
 distributions reinvested                   6,695,701           6,695,701           9,563,996           9,563,996
 Redeemed                                (434,062,355)       (434,062,355)       (771,105,340)       (771,105,340)
                                        ---------------------------------------------------------------------------

 Net increase                              43,369,782       $  43,369,782          54,152,037      $   54,152,037
                                        ===========================================================================
-------------------------------------------------------------------------------------------------------------------
 CLASS B
 Sold                                     368,482,994      $  368,482,994         621,748,556      $  621,748,556
 Dividends and/or
 distributions reinvested                   4,474,834           4,474,834           5,154,276           5,154,276
 Redeemed                                (347,628,623)       (347,628,623)       (502,827,948)       (502,827,948)
                                        ---------------------------------------------------------------------------

 Net increase                              25,329,205       $  25,329,205         124,074,884        $124,074,884
                                        ===========================================================================
-------------------------------------------------------------------------------------------------------------------
 CLASS C
 Sold                                     285,800,545      $  285,800,545         342,809,992      $  342,809,992
 Dividends and/or
 distributions reinvested                   1,140,417           1,140,417           1,147,452           1,147,452

 Redeemed                                (283,595,072)       (283,595,072)       (312,451,557)       (312,451,557)
                                         --------------------------------------------------------------------------

 Net increase                               3,345,890      $    3,345,890          31,505,887      $   31,505,887
                                         ==========================================================================

                          18 OPPENHEIMER CASH RESERVES

===============================================================================
 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

 MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.50% of the first $250 million of average annual net assets, 0.475% of the next $250 million, 0.45% of the next $250 million, 0.425% of the next $250 million, and 0.40% of net assets in excess of $1 billion. The Fund's management fee for the six months ended January 31, 2000 was 0.48% of the average annual net assets of each class of shares, annualized for periods of less than one full year.
 -------------------------------------------------------------------------------
 TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, is the transfer and shareholder servicing agent for the Fund and for other Oppenheimer funds. OFS's total costs of providing such services are allocated ratably to these funds.
 -------------------------------------------------------------------------------
 DISTRIBUTION AND SERVICE PLAN FEES. Under its General Distributor's Agreement with the Manager, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

 The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                              COMMISSIONS ON                     COMMISSIONS ON                    COMMISSIONS ON
                              CLASS A SHARES                     CLASS B SHARES                    CLASS C SHARES
                                 ADVANCED BY                        ADVANCED BY                       ADVANCED BY
 6 MOS. ENDED                    DISTRIBUTOR (1)                    DISTRIBUTOR (1)                   DISTRIBUTOR (1)
--------------------------------------------------------------------------------------------------------------------
 January 31, 2000                        $--                           $700,770                           $26,644

 1. The Distributor advances commission payments to dealers for certain sales of Class A shares and for sales of Class B and Class C shares from its own resources at the time of sale.

                           CLASS A CONTINGENT                CLASS B CONTINGENT                CLASS C CONTINGENT
                       DEFERRED SALES CHARGES            DEFERRED SALES CHARGES            DEFERRED SALES CHARGES
 6 MOS. ENDED         RETAINED BY DISTRIBUTOR           RETAINED BY DISTRIBUTOR           RETAINED BY DISTRIBUTOR
-----------------------------------------------------------------------------------------------------------------
 January 31, 2000                      $4,006                          $702,060                           $21,157

         The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B and Class C shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.

                          19 OPPENHEIMER CASH RESERVES

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued

===============================================================================
 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES  Continued

 CLASS A SERVICE PLAN FEES. Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions. The Class A service plan permits reimbursements to the Distributor at a rate of up to 0.20% of average annual net assets of Class A shares purchased. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed 0.20% of the average annual net assets consisting of Class A shares of the Fund. For the six months ended January 31, 2000, payments under the Class A Plan totaled $299,687, all of which was paid by the Distributor to recipients. That included $54,298 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.
 ------------------------------------------------------------------------------
 CLASS B AND CLASS C DISTRIBUTION AND SERVICE PLAN FEES. Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B and Class C plans provide for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid.

         The Distributor retains the asset-based sales charge on Class B shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. The asset-based sales charges on Class B and Class C shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares.

         The Distributor's actual expenses in selling Class B and Class C shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and asset-based sales charges from the Fund under the plans. If any plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated. The plans allow for the carry-forward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods.

 Distribution fees paid to the Distributor for the six months ended January 31, 2000, were as follows:

                                                                                                    DISTRIBUTOR'S
                                                                                                        AGGREGATE
                                                                                                     UNREIMBURSED
                                                           TOTAL PAYMENTS     AMOUNT RETAINED            EXPENSES
                                                               UNDER PLAN      BY DISTRIBUTOR          UNDER PLAN
------------------------------------------------------------------------------------------------------------------
 Class B Plan                                                    $957,866            $957,866                 $--
 Class C Plan                                                     238,617             238,617                  --

                          20 OPPENHEIMER CASH RESERVES

OPPENHEIMER CASH RESERVES

====================================================================================
 OFFICERS AND TRUSTEES            James C. Swain, Trustee and Chairman of the Board
                                  Bridget A. Macaskill, Trustee and President
                                  Robert G. Avis, Trustee
                                  William A. Baker, Trustee
                                  George C. Bowen, Trustee
                                  Jon S. Fossel, Trustee
                                  Sam Freedman, Trustee
                                  Raymond J. Kalinowski, Trustee
                                  C. Howard Kast, Trustee
                                  Robert M. Kirchner, Trustee
                                  Ned M. Steel, Trustee
                                  Andrew J. Donohue, Vice President and Secretary
                                  Brian W. Wixted, Treasurer
                                  Carol E. Wolf, Vice President
                                  Arthur J. Zimmer, Vice President
                                  Robert G. Zack, Assistant Secretary
                                  Robert J. Bishop, Assistant Treasurer
                                  Scott T. Farrar, Assistant Treasurer
====================================================================================
 INVESTMENT ADVISOR               OppenheimerFunds, Inc.

====================================================================================
 DISTRIBUTOR                      OppenheimerFunds Distributor, Inc.

====================================================================================
 TRANSFER AND SHAREHOLDER         OppenheimerFunds Services
 SERVICING AGENT

====================================================================================
 CUSTODIAN OF                     Citibank, N.A.
 PORTFOLIO SECURITIES

====================================================================================
 INDEPENDENT AUDITORS             Deloitte & Touche LLP

====================================================================================
 LEGAL COUNSEL                    Myer, Swanson, Adams & Wolf, P.C.


                                  The financial statements included herein have been taken from the records of the Fund without examination of the independent auditors.

                                  This is a copy of a report to shareholders of Oppenheimer Cash Reserves. This report must be preceded or accompanied by a Prospectus of Oppenheimer Cash Reserves. For material information concerning the Fund, see the Prospectus.

                                  SHARES OF OPPENHEIMER FUNDS ARE NOT DEPOSITS
                                  OR OBLIGATIONS OF ANY BANK, ARE NOT GUARANTEED
                                  BY ANY BANK, ARE NOT INSURED BY THE FDIC
                                  OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT
                                  RISKS, INCLUDING THE POSSIBLE LOSS
                                  OF THE PRINCIPAL AMOUNT INVESTED.


                          21 OPPENHEIMER CASH RESERVES

INFORMATION AND SERVICES
------------------------------------------------------------------------------
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designed to make investing simple. Whether it's automatic investment plans, timely market updates, or immediate account access, you can count on us
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-------------------------------------------------------------------------------
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-------------------------------------------------------------------------------
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-------------------------------------------------------------------------------
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-------------------------------------------------------------------------------
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-------------------------------------------------------------------------------
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24 hours a day, timely and insightful messages on the economy and issues that may affect your investments 1.800.835.3104

-------------------------------------------------------------------------------
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OppenheimerFunds Services
P.O. Box 5270, Denver, CO 80217-5270

                                                        [OPPENHEIMERFUNDS LOGO]
RS0760.001.0100  March 31, 2000